STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
STATEMENT OF OPERATIONS [Abstract]
Revenues:	$ 625,989	$ 250,000	$ 625,989	$ 500,000
Expenses:
Professional fees	1,902,238	1,146	2,373,890	47,476
Stock compensation expense	209,912	455,176	634,296	910,352
Gaming operating expenses	122,162		122,162
Depreciation expense	21,076		27,347
General and administrative	122,201	4,409	131,693	9,900
Total expenses	2,377,589	460,731	3,289,388	967,728
Loss from operations	(1,751,600)	(210,731)	(2,663,399)	(467,728)
Interest expense	529		587
Net Loss	$ (1,752,129)	$ (210,731)	$ (2,663,986)	$ (467,728)
Net loss per common share - basic and fully diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding - basic and fully diluted (in shares)	116,013,468	39,828,881	86,687,412	39,641,087